Equity (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 19, 2025	Jun. 30, 2025	Dec. 31, 2024	Mar. 19, 2024
Equity [Line Items]
Treasury shares		1,307,229	1,307,229
Restricted Stock [Member]
Equity [Line Items]
Ordinary share par value	$ 0.04
Number of shares sell	15,555,600
Price per share	$ 0.45
Aggregate purchase price	$ 7
Mr. Herman Man Guo [Member]
Equity [Line Items]
Ordinary shares				1,307,229
Ordinary share par value				$ 0.04
Treasury shares		1,307,229